Stock-Based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 25, 2011 Restricted stock [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Restricted stock [Member]	Dec. 31, 2011 Predecessor [Member] Restricted stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted stock [Member]
Stock Based Compensation (Textual) [Abstract]
Non-cash stock-based compensation expense	$ 15,082,000	$ 9,200,000		$ 443,000				$ 13,200,000	$ 15,082,000	$ 443,000		$ 500,000	$ 400,000
Proceeds from the exercise of options	1,077,000			2,000					1,077,000	2,000
Outstanding no. of shares								107,840
Weighted average grant fair value of outstanding shares								$ 31.94
Non-recurring costs associated with Stock-based compensation											1,400,000
Options granted			0	0
Stock options outstanding					126,815
Options exercised					97,926
Options forfeited					28,889
Intrinsic value of options exercised						10,900,000	100,000
Stock Based Compensation (Additional Textual) [Abstract]
Unrecognized compensation				$ 500,000